Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,033,000.00
Previously Paid Amount	0.00
Total Fee Amount	923.65
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 923.65
Narrative - Max Aggregate Offering Price	$ 6,033,000.00
Final Prospectus	true